                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200

                                             January 26, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                Re: UBS Pathfinders Trust, Treasury & Growth Stock, Series 30
                      File #333-130610
                      Rule 497(j) Filing

Dear Sir/Madam:

                On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the
Securities and Exchange Commission on January 26, 2006.

                                      Very truly yours,

                                      /s/ Kathleen H. Moriarty, Esq.
                                      ------------------------------
                                      Kathleen H. Moriarty, Esq.